Cover	Apr. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2025
Entity File Number	333-186282
Entity Registrant Name	MediXall Group, Inc.
Entity Central Index Key	0001601280
Entity Tax Identification Number	33-0864127
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	104 N 4th St.
Entity Address, City or Town	Leesburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34748
City Area Code	(800)
Local Phone Number	381-1787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false